Exhibit 99

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	22

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017

Total	$1,387,770,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,324,755.51

Principal:
Principal Collections	$20,184,625.00
Prepayments in Full	$11,431,571.77
Liquidation Proceeds	$426,603.52
Recoveries	$85,970.48

Sub Total	$32,128,770.77

Collections	$34,453,526.28

Purchase Amounts:
Purchase Amounts Related to Principal	$264,595.81
Purchase Amounts Related to Interest	$1,435.25

Sub Total	$266,031.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$34,719,557.34

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	22

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,719,557.34
Servicing Fee	$574,939.42	$574,939.42	$0.00	$0.00	$34,144,617.92
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,144,617.92
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$34,144,617.92
Interest - Class A-3 Notes	$267,113.56	$267,113.56	$0.00	$0.00	$33,877,504.36
Interest - Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$33,623,598.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,623,598.36
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$33,537,217.19
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,537,217.19
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$33,474,407.44
Third Priority Principal Payment	$1,590,050.45	$1,590,050.45	$0.00	$0.00	$31,884,356.99
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$31,803,633.99
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,803,633.99
Regular Principal Payment	$27,210,000.00	$27,210,000.00	$0.00	$0.00	$4,593,633.99
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,593,633.99
Residual Released to Depositor	$0.00	$4,593,633.99	$0.00	$0.00	$0.00

Total		$34,719,557.34

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$1,590,050.45
Regular Principal Payment	$27,210,000.00

Total	$28,800,050.45

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,800,050.45	$60.84	$267,113.56	$0.56	$29,067,164.01	$61.40
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97

Total	$28,800,050.45	$20.75	$750,933.48	$0.54	$29,550,983.93	$21.29

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$327,077,828.97	0.6909122	$298,277,778.52	0.6300756
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000

Total	$615,147,828.97	0.4432635	$586,347,778.52	0.4225108

Pool Information
Weighted Average APR		4.099%		4.100%
Weighted Average Remaining Term		38.84		38.07
Number of Receivables Outstanding		44,517		43,545
Pool Balance		$689,927,306.32		$657,405,161.59
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$615,147,828.97		$586,347,778.52
Pool Factor		0.4484917		0.4273505

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$71,057,383.07
Targeted Overcollateralization Amount	$71,057,383.07
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$71,057,383.07

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	22

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		94	$233,548.63
(Recoveries)		123	$85,970.48

Net Losses for Current Collection Period			$147,578.15
Cumulative Net Losses Last Collection Period			$8,255,985.93

Cumulative Net Losses for all Collection Periods			$8,403,564.08

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.26%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.80%	695	$11,845,717.18
61-90 Days Delinquent	0.23%	76	$1,497,923.86
91-120 Days Delinquent	0.06%	19	$414,635.42
Over 120 Days Delinquent	0.15%	62	$985,910.36

Total Delinquent Receivables	2.24%	852	$14,744,186.82

Repossession Inventory:
Repossessed in the Current Collection Period		35	$755,072.20

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6705%
Preceding Collection Period			0.4921%
Current Collection Period			0.2629%
Three Month Average			0.4751%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3050%
Preceding Collection Period			0.3145%
Current Collection Period			0.3605%
Three Month Average			0.3267%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto

Assistant Treasurer